As filed with the Securities and Exchange Commission on October 9, 2026

File Nos. 333-215942 and 811-22398

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 174	☒

and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 177	☒

(Check appropriate box or boxes)

Spinnaker ETF Series

(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, Rocky Mount, NC 27804

(Address of Principal Executive Offices)

252-972-9922

(Registrant’s Telephone Number, including Area Code)

Paracorp Incorporated

2140 S. DuPont Hwy., Camden, DE 19934

(Name and Address of Agent for Service)

With a Copy to:

Shawn A. Hendricks, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

As soon as practicable after the Effective Date of this Registration Statement

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective: (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on November 10, 2026 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

File Nos. 333-215942 and 811-22398

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 10, 2026 as the new effective date of Post-Effective Amendment No. 159 to the Registration Statement filed on July 1, 2026 for the Tuttle Capital Longevity & Healthspan ETF. Post-Effective Amendment No. 159 was most recently delayed until October 11, 2026 by Post-Effective Amendment No. 167.

This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 159 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 9th day of October 2026.

SPINNAKER ETF SERIES

By:	/s/ Katherine M. Honey*
Katherine M. Honey
Attorney-in-Fact President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas Galloway*	Trustee and Chairman	October 9, 2026
Thomas Galloway

/s/ Jesse Samuel Eberdt, III*	Trustee	October 9, 2026
Jesse Samuel Eberdt, III

/s/ Katherine M. Honey

*By: Katherine M. Honey

*Attorney-in-Fact pursuant to Powers of Attorney, dated December 17, 2019, as filed on January 8, 2020.